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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F


 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 1999.
                                                     ------------    --


--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:   [ ]

  Roy A. Hammer                 13F No. 28-5798
---------------------------------------------------------------------------
Name of Institutional Investment Manager


---------------------------------------------------------------------------
Business Address  (Street)  (City)  (State)  (Zip)

   Hemenway & Barnes, 60 State Street, Boston, MA 02109   (617) 227-7940
---------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.
---------------------------------------------------------------------------
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                VIOLATIONS.
                 See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
---------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 12th day of November, 1999.


                                           Roy A. Hammer, Trustee
                          ------------------------------------------------------
                                 (Name of Institutional Investment Manager)

                          ------------------------------------------------------
                                (Manual Signature of Person Duly Authorized
                                           to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                            13F File No.:             Name:                                   13F File No.:
1.  Bank of Boston Corporation                       28-251                6.
-----------------------------------------      --------------------        ----------------------------------      ----------------
2.  George T. Shaw                                   28-1721               7.
-----------------------------------------      --------------------        ----------------------------------      ----------------
3.  State Street Boston Corporation                  28-399                8.
-----------------------------------------      --------------------        ----------------------------------      ----------------
4.                                                                         9.
-----------------------------------------      --------------------        ----------------------------------      ----------------
5.                                                                         10.
-----------------------------------------      --------------------        ----------------------------------      ----------------


AS OF:  SEPTEMBER 30, 1999                                 FORM 13F                                       SEC FILE # ROY A. HAMMER

   ITEM 1:            ITEM 2:          ITEM 3:          ITEM 4:         ITEM 5:       ITEM 6:       ITEM 7:          ITEM 8:
NAME OF ISSUER    TITLE OF CLASS     CUSIP NUMBER     FAIR MARKET      SHARES OR     INVESTMENT     MANAGERS    VOTING AUTHORITY
                                                        VALUE          PRINCIPAL
                                                                         AMOUNT      DISCRETION                  (A)   (B)   (C)
                                                                                    (A)  (B) (C)               SOLE  SHARES  NONE
AT & T CORP        COMMON STOCK       001957109         1060182            24372              xx                      24372
ABB AB             FORMERLY           00256Q103         1622969           117500              xx                     117500
                   ASEA AB
                   SPONSORED ADR
ABBOTT LABS        COMMON STOCK       002824100         4439188           121000              xx                     121000
ACCESS WORLDWIDE   COMMON STOCK       004319109           35338            20193              xx                      20193
COMMUNICATIONS
INC.
ALBERTSONS INC     COMMON STOCK       013104104         1149884            29065              xx                      29065
ALZA CORP          COMMON STOCK       022615108          374609             8750              xx                       8750
AMERADA HESS CORP  COMMON STOCK       023551104          404250             6600              xx                       6600
AMERICAN HOME      COMMON STOCK       026609107         2871800            69200              xx                      69200
PRODUCTS
AMERITECH CORP     COMMON STOCK       030954101         1171596            17552              xx                      17552
AMGEN INC          COMMON STOCK       031162100         6917720            84880              xx                      84880
ANALOG DEVICES,    COMMON STOCK       032654105         2088438            40750              xx                      40750
INC.
ATLANTIC           COMMON STOCK       048825103          564541             6370              xx                       6370
RICHFIELD COMPANY
AUTOMATIC DATA     COMMON STOCK       053015103         9467194           212150              xx                     212150
PROCESSING
AUTOZONE INC       COMMON STOCK       053332102          429356            15300              xx                      15300
AVERY DENNISON     COMMON STOCK       053611109         2418324            45845              xx                      45845
CORP

AS OF:  SEPTEMBER 30, 1999                                 FORM 13F                                       SEC FILE # ROY A. HAMMER


   ITEM 1:            ITEM 2:          ITEM 3:          ITEM 4:         ITEM 5:       ITEM 6:       ITEM 7:          ITEM 8:
NAME OF ISSUER    TITLE OF CLASS     CUSIP NUMBER     FAIR MARKET      SHARES OR     INVESTMENT     MANAGERS    VOTING AUTHORITY
                                                        VALUE          PRINCIPAL
                                                                         AMOUNT      DISCRETION                  (A)   (B)   (C)
                                                                                    (A)  (B) (C)               SOLE  SHARES  NONE
BP AMOCO PLC       COMMON STOCK       055622104         8587747            77498              xx                      77498
ADS
BAXTER INT'L INC   COMMON STOCK       071813109          774213            12850              xx                      12850
BELLSOUTH CORP.    COMMON STOCK       079860102          745380            16564              xx                      16564
BERKSHIRE          CL B               084670207         4452544             2399              xx                       2399
HATHAWAY INC
BESTFOODS INC      COMMON STOCK       08658UI01         4336631            89300              xx                      89300
BOEING COMPANY     COMMON STOCK       097023105          310140             7276              xx                       7276
BRISTOL-MYERS      COMMON STOCK       110122108        12222495           181074              xx                     181074
SQUIBB CO
BURLINGTON         COMMON STOCK       122014103         1949404            53045              xx                      53045
RESOURCES INC
CARDINAL           COMMON STOCK       14149Y108          282201             5178              xx                       5178
HEALTH CARE
INC.
CHEVRON CORP       COMMON STOCK       166751107         2328445            26236              xx                      26236
CHIRON CORP        COMMON STOCK       170040109          221500             8000              xx                       8000
CHUBB              COMMON STOCK       171232101          397000             8000              xx                       8000
CORPORATION
CISCO SYS INC      COMMON STOCK       17275R102         6972669           101698              xx                     101698
CINTAS CORP        COMMON STOCK       172908105          855625            14800              xx                      14800
COCA COLA CO       COMMON STOCK       191216100         2397591            49691              xx                      49691
COGNEX             COMMON STOCK       192422103         1681142            55690              xx                      55690
COMERICA INC.      COMMON STOCK       200340107          759375            15000              xx                      15000


AS OF:  SEPTEMBER 30, 1999                                 FORM 13F                                       SEC FILE # ROY A. HAMMER


   ITEM 1:            ITEM 2:          ITEM 3:          ITEM 4:         ITEM 5:       ITEM 6:       ITEM 7:          ITEM 8:
NAME OF ISSUER    TITLE OF CLASS     CUSIP NUMBER     FAIR MARKET      SHARES OR     INVESTMENT     MANAGERS    VOTING AUTHORITY
                                                        VALUE          PRINCIPAL
                                                                         AMOUNT      DISCRETION                  (A)   (B)   (C)
                                                                                    (A)  (B) (C)               SOLE  SHARES  NONE
CONOCO, INC.       CLASS B            208251405          548595            20040              xx                      20040
CONSOLIDATED       COMMON STOCK       209615103         2994000            48000              xx                      48000
NATURAL GAS CO
WALT DISNEY        COMMON STOCK       254687106         1720186            69161              xx                      69161
COMPANY
DOVER CORP         COMMON STOCK       260003108          300431             7350              xx                       7350
DOW JONES & CO     COMMON STOCK       260561105       332857175          6236200              xx                    6236200
INC
DOW JONES & CO     CLASS B            260561204       287982731          5395461              xx                    5395461
INC                (RESTRICTED)
E I DU PONT DE     COMMON STOCK       263534109         1897099            31357              xx                      31357
NEMOURS & CO
E M C CORP         COMMON STOCK       268648102         7896216           110630              xx                     110630
ELECTRONIC         COMMON STOCK       285661104          228955             4325              xx                       4325
DATA SYSTEMS
CORP
EMERSON            COMMON STOCK       291011104         3552401            56220              xx                      56220
ELECTRIC CO
ENERGY             COMMON STOCK       29271E100          465519            17650              xx                      17650
RESEARCH CORP
NY
EXXON CORP         COMMON STOCK       302290101         8656704           113904              xx                     113904
FEDERAL            COMMON STOCK       313586109          658219            10500              xx                      10500
NATIONAL MTGE
ASSOC
GENERAL            COMMON STOCK       369604103        23098346           194820              xx                     194820
ELECTRIC CO


AS OF:  SEPTEMBER 30, 1999                                 FORM 13F                                       SEC FILE # ROY A. HAMMER


   ITEM 1:            ITEM 2:          ITEM 3:          ITEM 4:         ITEM 5:       ITEM 6:       ITEM 7:          ITEM 8:
NAME OF ISSUER    TITLE OF CLASS     CUSIP NUMBER     FAIR MARKET      SHARES OR     INVESTMENT     MANAGERS    VOTING AUTHORITY
                                                        VALUE          PRINCIPAL
                                                                         AMOUNT      DISCRETION                  (A)   (B)   (C)
                                                                                    (A)  (B) (C)               SOLE  SHARES  NONE
GENERAL MILLS      COMMON STOCK       370334104          202813             2500              xx                       2500
INC
GILLETTE           COMMON STOCK       375766102         2298926            67740              xx                      67740
COMPANY
HELIX              COMMON STOCK       423319102          472150            14200              xx                      14200
TECHNOLOGY
CORP
HELMERICH &        COMMON STOCK       423452101          893531            35300              xx                      35300
PAYNE INC
HERSHEY FOODS      COMMON STOCK       427866108          730313            15000              xx                      15000
CORPORATION
HEWLETT-           COMMON STOCK       428236103         6836651            75335              xx                      75335
PACKARD CO
IMS HEALTH INC     COMMON STOCK       449934108         1001469            43900              xx                      43900
INTEL              COMMON STOCK       458140100        27394114           368634              xx                     368634
CORPORATION
INTL BUSINESS      COMMON STOCK       459206101         2180904            18024              xx                      18024
MACHINES
INT'L FLAVORS &    COMMON STOCK       459506101          253575             7350              xx                       7350
FRAGRANCES INC
INTERPUBLIC        COMMON STOCK       460690100         1529850            37200              xx                      37200
GROUP COS
INC
IONICS INC         COMMON STOCK       462218108         1694669            52345              xx                      52345
JEFFERSON-PILOT    COMMON STOCK       475070108         9016730           142698              xx                     142698
CORP
JOHNSON &          COMMON STOCK       478160104        15938934           173485              xx                     173485
JOHNSON
KELLOGG CO.        COMMON STOCK       487836108          727635            19436              xx                      19436


AS OF:  SEPTEMBER 30, 1999                                 FORM 13F                                       SEC FILE # ROY A. HAMMER


   ITEM 1:            ITEM 2:          ITEM 3:          ITEM 4:         ITEM 5:       ITEM 6:       ITEM 7:          ITEM 8:
NAME OF ISSUER    TITLE OF CLASS     CUSIP NUMBER     FAIR MARKET      SHARES OR     INVESTMENT     MANAGERS    VOTING AUTHORITY
                                                        VALUE          PRINCIPAL
                                                                         AMOUNT      DISCRETION                  (A)   (B)   (C)
                                                                                    (A)  (B) (C)               SOLE  SHARES  NONE
KIMBERLY           COMMON STOCK       494368103         1139400            21600              xx                      21600
CLARK CORP
KOPIN              COMMON STOCK       500600101         1020784            36785              xx                      36785
ELI LILLY & CO.    COMMON STOCK       532457108          868842            13536              xx                      13536
LUCENT             COMMON STOCK       549463107         5821947            89741              xx                      89741
TECHNOLOGIES INC
MCI WORLDCOM INC   COMMON STOCK       55268B106          265938             3700              xx                       3700
MARRIOTT           COMMON STOCK       571903202          758350            23200              xx                      23200
INTERNATIONAL INC
MATRITECH INC      COMMON STOCK       576818108          140456            68100              xx                      68100
MCDONALD'S CORP.   COMMON STOCK       580135101         4069133            94084              xx                      94084
MERCK & CO INC     COMMON STOCK       589331107        17669832           272630              xx                     272630
MICROSOFT CORP     COMMON STOCK       594918104        18980089           209580              xx                     209580
MILLIPORE CORP     COMMON STOCK       601073109          232888             6200              xx                       6200
MINNESOTA MINING   COMMON STOCK       604059105         6367983            66290              xx                      66290
& MFG CO.
MOBIL CORP         COMMON STOCK       607059102          627673             6230              xx                       6230
MONSANTO COMPANY   COMMON STOCK       611662107          358659            10050              xx                      10050
MOTOROLA INC       COMMON STOCK       620076109         1889360            21470              xx                      21470
NEW YORK TIMES CO. CL A               650111107         2802225            74726              xx                      74726
NOKIA CORP         COMMON STOCK       654902204          939643            10455              xx                      10455
ADR A


AS OF:  SEPTEMBER 30, 1999                                 FORM 13F                                       SEC FILE # ROY A. HAMMER


   ITEM 1:            ITEM 2:          ITEM 3:          ITEM 4:         ITEM 5:       ITEM 6:       ITEM 7:          ITEM 8:
NAME OF ISSUER    TITLE OF CLASS     CUSIP NUMBER     FAIR MARKET      SHARES OR     INVESTMENT     MANAGERS    VOTING AUTHORITY
                                                        VALUE          PRINCIPAL
                                                                         AMOUNT      DISCRETION                  (A)   (B)   (C)
                                                                                    (A)  (B) (C)               SOLE  SHARES  NONE
NORFOLK            COMMON STOCK       655844108          890943            36365              xx                      36365
SOUTHERN CORP
NOVO NORDISK       COMMON STOCK       670100205         1239813            20750              xx                      20750
A/S ADR
PEPSICO INC        COMMON STOCK       713448108         1261175            41350              xx                      41350
PFIZER INC         COMMON STOCK       717081103         2494748            69540              xx                      69540
PROCTER &          COMMON STOCK       742718109         4044375            43140              xx                      43140
GAMBLE CO
REUTERS            COMMON STOCK       76132MI02          291204             4228              xx                       4228
HLDGS CO PLC
ROYAL DUTCH        N Y REG SHS        780257804         2701283            45736              xx                      45736
PETROLEUM CO       PAR N GLDR 1.25

SBC                COMMON STOCK       78387G103          241117             4722              xx                       4722
COMMUNICATIONS
INC
SAFEWAY INC        COMMON STOCK       786514208          338756             8900              xx                       8900
SARA LEE CORP      COMMON STOCK       803111103         1581085            67640              xx                      67640
SCHLUMBERGER LTD   COMMON STOCK       806857108         4217123            67677              xx                      67677
SEPRACOR INC       COMMON STOCK       817315104         5019618            66485              xx                      66485
SEPRACOR INC       CONV DEB           817315AF1          839513           915000              xx                     915000
                   DTD 12/15/98
STATE STREET       COMMON STOCK       857477103         5681184            87910              xx                      87910
CORP
STEELCASE          COMMON STOCK       858155203          229969            16500              xx                      16500
INC CL. A
SYSCO CORP         COMMON STOCK       871829107          245438             7000              xx                       7000
TECO ENERGY INC    COMMON STOCK       872375100          671775            31800              xx                      31800


AS OF:  SEPTEMBER 30, 1999                                 FORM 13F                                       SEC FILE # ROY A. HAMMER

   ITEM 1:            ITEM 2:          ITEM 3:           ITEM4:         ITEM 5:       ITEM 6:        ITEM 7:         ITEM 8:
NAME OF ISSUER    TITLE OF CLASS     CUSIP NUMBER     FAIR MARKET      SHARES OR     INVESTMENT     MANAGERS    VOTING AUTHORITY
                                                        VALUE          PRINCIPAL     DISCRETION                  (A)   (B)   (C)
                                                                        AMOUNT      (A)  (B) (C)               SOLE  SHARES  NONE
THERMO ELECTRON    COMMON STOCK       883556102          190168            14152              xx                      14152
CORP
TIME WARNER INC    COMMON STOCK       887315109          388800             6400              xx                       6400
UNION PACIFIC      COMMON STOCK       907818108          822061            17104              xx                      17104
CORP
UNION PACIFIC      COMMON STOCK       907834105          229856            14145              xx                      14145
RES GROUP
VICOR CORP         COMMON STOCK       925815102         1150823            50725              xx                      50725
WAL MART           COMMON STOCK       931142103         1664688            35000              xx                      35000
STORES INC
WALGREEN CO        COMMON STOCK       931422109          532875            21000              xx                      21000
WELLS FARGO        COMMON STOCK       949746101          673625            17000              xx                      17000
& CO (NEW)
TOTAL                                                 929913549